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                            MFS Managed Sectors Fund
                           MFS World Governments Fund
                         MFS World Asset Allocation Fund
                         MFS Capital Opportunities Fund
                             MFS New Discovery Fund
                            MFS Strategic Income Fund
                       MFS Research Growth and Income Fund
                              MFS World Growth Fund
                             MFS Equity Income Fund
                                  MFS Bond Fund
                         MFS Research International Fund
                            MFS Limited Maturity Fund
                            MFS Strategic Growth Fund
                          MFS Government Mortgage Fund
                            MFS Emerging Growth Fund
                          MFS International Growth Fund
                            MFS Large Cap Growth Fund
                    MFS International Growth and Income Fund
                          MFS Intermediate Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                              MFS High Income Fund
                          MFS Growth Opportunities Fund
                             MFS Mid Cap Growth Fund
                         MFS Government Securities Fund
                              MFS Total Return Fund
                   Massachusetts Investors Growth Stock Fund
                                MFS Research Fund
                      MFS Government Limited Maturity Fund
                           MFS World Total Return Fund
                          Massachusetts Investors Trust
                               MFS Utilities Fund
                         MFS Union Standard Equity Fund
                              MFS World Equity Fund

                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This Supplement describes certain changes, effective immediately, to each Fund's Prospectus.


CHANGES TO SALES CHARGE WAIVER CATEGORIES. In Appendix A to the Prospectus, the following new subsection is added under Article II (Waivers of Class A Sales Charges), which sets forth the various circumstances in which the initial sales charge imposed on purchases of Class A shares is waived:


     6.    Investment of Proceeds From Certain Redemptions of Class I Shares

              The initial sales charge imposed on purchases of Class A shares, and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any of the MFS Funds through the immediate reinvestment of the proceeds of a redemption of Class I shares of any of the MFS Funds.


                  The date of this Supplement is June 5, 1998.